Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Effects of Reinsurance
The following table summarizes the impacts of the transaction:

Assets
Investments	$405
Cash	121
Other assets	3
Total assets	529
Liabilities
Reserve for future policy benefits	3
Other policyholder funds and benefits payable	436
Other liabilities [1]	90
Total liabilities	$529
[1]    Other liabilities represents a deferred gain of $90.
The following table summarizes the impacts of the transaction:

Assets
Investments	$8,357
Cash	(693)
Other assets	75
Reinsurance recoverables	244
Total assets	7,983
Liabilities
Reserve for future policy benefits	616
Other policyholder funds and benefits payable	7,340
Other liabilities [1]	27
Total liabilities	$7,983
[1] Other liabilities includes a deferred gain of $25.
The following table summarizes the impacts of these transactions:

December 31, 2022 (Successor Company)
Assets
Reinsurance recoverables	$5,192
VOBA and DAC	(11)
Total assets	5,181
Liabilities
Funds withheld liability	5,045
Other liabilities [1]	136
Total liabilities	$5,181
[1]    Other liabilities includes a deferred gain of $137.

December 31, 2021 (Successor Company)
Assets
Cash	$(184)
Reinsurance recoverables	6,130
Total assets	5,946
Liabilities
Funds withheld liability	5,128
Other liabilities [1]	818
Total liabilities	$5,946
[1]    Other liabilities includes a deferred gain of $805.
For the year ended December 31, 2022 (Successor Company), the impacts in the Consolidated Statements of Operations from the Company's affiliated reinsurance arrangement entered into in 2021, was as follows:

Affiliated Reinsurance Impacts
Successor Company
As Restated
As of December 31, 2022
Revenues
Policy charges and fee income	$(279)
Premiums	(27)
Net investment income	(136)
Net realized capital gains	663
Amortization of deferred gains	27
Total revenues	248
Benefits, losses and expenses
Benefits and losses	(184)
Insurance operating costs and other expenses	(119)
Total benefits, losses and expenses	(303)
Income before income taxes	551
Income tax expense	115
Net income	$436

Reinsurance Recoverable

Reinsurance Recoverables, net
	Successor Company
	As Restated
	As of December 31,
	2022	2021
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$20,174	$19,850
Commonwealth Annuity and Life Insurance Company ("Commonwealth")	8,001	8,718
TR Re	11,223	6,130
Other reinsurers	1,029	1,187
Gross reinsurance recoverables	40,427	35,885
Less: ACL	27	37
Reinsurance recoverables, net	$40,400	$35,848

Life Insurance Fees Earned Premiums and Other

Insurance Revenues
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
Gross premiums, policy charges and fee income	$2,240	$1,173	$1,210	$2,221
Reinsurance assumed	210	69	64	125
Reinsurance ceded	(1,835)	(801)	(812)	(1,570)
Net premiums, policy charges and fee income	$615	$441	$462	$776